Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 53,486	$ 71,212
Restricted cash	1,524	31,313
Short-term investments		9,987
Accounts receivable, net	61,073	55,445
Equipment Installment Plan ("EIP") receivables, net	41,663	43,538
Inventory	10,918	14,612
Prepaid expenses and other current assets	32,175	28,833
Total current assets	200,839	254,940
Property and equipment, net	307,085	362,919
Operating lease right-of-use assets, net	120,414	155,996
License costs and other intangible assets, net	61,377	85,493
Goodwill	9,689	10,223
Long-term EIP receivables	34,537	37,252
Deferred income taxes	23,890	37,573
Other assets	46,036	44,635
Total assets	803,867	989,031
Current liabilities:
Accounts payable	27,171	19,906
Construction accounts payable	22,466	16,483
Current portion of debt and financing lease liabilities	31,589	21,001
Customer deposits and unearned revenue	25,851	27,386
Short-term operating lease liabilities	19,315	17,900
Other current liabilities and accrued expenses	99,231	116,433
Total current liabilities	225,623	219,109
Long-term debt and financing lease liabilities	631,685	630,755
Deferred income taxes	298	7,966
Non-current operating lease liabilities	168,437	138,478
Other non-current liabilities	23,858	31,612
Total liabilities	1,049,901	1,027,920
Commitments and contingencies
Shareholders' deficit:
Common shares and additional paid-in capital; no par value, unlimited authorized, 86,461,484 and 59,126,613 shares issued and outstanding	486	5,978
Accumulated deficit	(288,235)	(97,369)
Accumulated other comprehensive income	6,860	9,936
Total Trilogy International Partners Inc. shareholders' deficit	(280,889)	(81,455)
Noncontrolling interests	34,855	42,566
Total shareholders' deficit	(246,034)	(38,889)
Total liabilities and shareholders' deficit	$ 803,867	$ 989,031